Cover Page	3 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	LIONSGATE STUDIOS CORP.
Entity Central Index Key	0002006191
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	7812
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
Amendment Description	Explanatory Note This Post-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form S-1 (File No. 333-280132) (the “Registration Statement”) of Lionsgate Studios Corp. (the “Company”), is being filed pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement, which was filed initially with the Securities and Exchange Commission (the “SEC”) on June 12, 2024 and declared effective on July 1, 2024 (the “Original Filing”). The Original Filing to which this Amendment relates covered the resale of up to 4,210,000 common shares, without par value, of the Company, which were issued to the selling stockholders named in this prospectus in private placements in connection with the Business Combination (as defined below) pursuant to the terms of the Business Combination Agreement (as defined below). This Amendment is being filed for the purposes of correcting a mathematical error in the combined statement of cash flows for the fiscal year ended March 31, 2022 in the prospectus included in the Original Filing. In addition, this Amendment updates the audited combined balance sheets of the Company as of March 31, 2024 and 2023 and the audited combined statements of operations and equity (deficit) of the Company for each of the three years in the period ended March 31, 2024 to reflect the retroactive application of the reverse recapitalization, as more fully described in Note 1 to the audited combined financial statements included in this Amendment, in all periods prior to the Business Combination (as defined below). No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the Original Filing.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Bruce Tobey
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	877
Local Phone Number	848-3866